Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Carrying and Fair Value of Long-Term Debt

The following table shows the carrying value and the fair value of the Company’s long-term debt at December 31, 2011 and 2012 (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$825	$898	$927	$973

Activity in Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts is as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Beginning balance	$1,675	$1,691	$1,514
Provision	1,516	1,043	734
Write offs and adjustments	(1,500)	(1,220)	(621)

Ending balance	$1,691	$1,514	$1,627